Oil and Gas Reserves Information (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 $ / bbl $ / Mcf MBbls MMcf	Dec. 31, 2014 $ / bbl $ / Mcf
Crude Oil and NGL Per Barrel
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Average sales prices | $ / bbl	46.88	92.55
Natural Gas Per Thousand Cubic Feet
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Average sales prices | $ / Mcf	2.34	3.96
Oil Properties
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Revisions of previous estimates due to price declines | MBbls	(4,958)
Natural Gas Properties
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Revisions of previous estimates due to price declines | MMcf	(77,659)